Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-current Assets
Loan receivables, net	¥ 67,438		¥ 71,355
Rental deposits	36,208		15,903
Long-term prepayments	26,870		45,744
Long-term deposits	0		62,688
Others	482		4,462
Other non-current assets	¥ 130,998	$ 18,732	¥ 200,152